Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of deferred tax assets and liabilities

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$5,468	$4,099
Intangible assets—patent prosecution costs	138	119
Stock-based compensation	493	451
Milestone obligation	1,821	2,190
Research credit carryforwards	230	434
Other	42	79

Total deferred tax assets	8,192	7,372
Deferred tax liabilities:	(5)	—
Total deferred taxes, net	8,187	7,372
Valuation allowance	(8,187)	(7,372)

Net deferred tax asset	$—	$—

Schedule of reconciliation of the statutory tax rates and the effective tax rates

	Year Ended December 31,
	2011	2010	2009
Statutory rate	34.0%	34.0%	34.0%
Permanent differences	(9.0)	(8.8)	(1.4)
State and local income taxes	6.0	7.5	9.4
Credits and other	0.5	1.2	5.5
State tax rate true-up	(12.3)	—	—
Valuation allowance	(19.2)	(33.5)	(47.5)

Effective rate	0.0%	0.4%	0.0%

Schedule of net operating losses and tax credit carryforwards

	Amount	Expiration Years
	(In thousands)
Net operating losses—federal	$13,513	Beginning 2027
Tax credits—federal	$167	Beginning 2027